Tradr 2X Long OPEN Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$16,433,568
TOTAL NET ASSETS — 100.0%	$16,433,568

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Opendoor Technologies, Inc.	Receive	32.65% (OBFR01* + 2900bps)	At Maturity	11/25/2026	$362	$-	$(58)
Marex	Opendoor Technologies, Inc.	Receive	9.65% (OBFR01* + 600bps)	At Maturity	11/23/2026	36,316,220	-	9,752,426
TOTAL EQUITY SWAP CONTRACTS								$9,752,368

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.